UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21088
PNC Absolute Return Fund LLC

(Exact name of registrant as specified in charter)
Two Hopkins Plaza
Baltimore, MD 21201

(Address of principal executive offices) (Zip code)
John M. Loder, Esq.
Ropes & Gray LLP
Prudential Tower
800 Bolyston Street
Boston, Massachusetts 02199-3600

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-239-0418
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
PNC Absolute Return Funds
Schedule of Investments (Unaudited)
June 30, 2011
PNC Absolute Return Fund LLC (the “Fund”), PNC Absolute Return TEDI Fund LLC (the “TEDI Fund”, and together with the Fund, the “Feeder Funds”) and PNC Absolute Return Master Fund LLC (the “Master Fund”) are limited liability companies organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, investment management companies. The Fund’s and TEDI Fund’s interests are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.
The Fund was formed on May 8, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Fund’s Board of Directors (the “Board”) approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the Members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $55,921,867, including its interests in the underlying investment funds, to the Master Fund. The Fund owned 83.7% of the Master Fund as of June 30, 2011.
The TEDI Fund was formed on August 4, 2005 with operations commencing on July 1, 2006. The TEDI Fund invests substantially all of its investable assets into the PNC Absolute Return Cayman Fund LDC (the “Offshore Fund”), which commenced operations on July 1, 2006. The TEDI Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 16.3% of the Master Fund as of June 30, 2011.
The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $55,921,867 (comprised of $54,892,511 of fund investments, $796,101 of cash, $232,881 of receivable from fund investments sold, and $374 of dividends receivable) from the Fund on July 1, 2006. Unrealized appreciation on the fund investments of $12,732,962 was included in the transfer.
The Fund’s and the TEDI Fund’s investments in the Master Fund represents substantially all of the Fund’s and TEDI Fund’s assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund and the TEDI Fund. The accounting for and valuation of investments by the Master Fund is disclosed below.
The schedule of investments of the Master Fund is as follows:

			% of
			Members’
	Cost	Value	Capital

Investment Funds*
Credit Based
Brigade Leveraged Capital Structures Fund, L.P.	$803,918	$1,031,937	3.64%
Chatham Asset Partners High Yield Fund	880,000	960,076	3.38
Claren Road Credit Partners, L.P.	1,200,000	1,465,334	5.17
GSO Liquidity Partners L.P.	88,941	85,802	0.30
GSO Special Situations Fund, L.P.	181,163	245,786	0.87
MKP Credit, L.P.	1,193,430	1,904,374	6.72

Total Credit Based	4,347,452	5,693,309	20.08
Event-Driven
Canyon Value Realization Fund, L.P.	123,195	180,937	0.64
Castlerigg Partners, L.P.	40,400	30,926	0.11
Cerberus SPV, LLC	900,657	1,762,438	6.22
Lenado Partners, Series A of Lenado Capital Partners L.P.(a)	403,134	96,214	0.34
Luxor Capital Partners L.P.	880,000	976,678	3.44
See Notes to Schedule of Investments.

PNC Absolute Return Funds
Schedule of Investments (Continued) (Unaudited)
June 30, 2011

			% of
			Members’
	Cost	Value	Capital

Investment Funds* (continued)
Event-Driven (continued)
Montrica Global Opportunities Fund, L.P.	$156,078	$83,119	0.29%
Taconic Opportunity Fund, L.P.	897,415	1,238,280	4.37
Trian Partners	1,000,000	1,059,111	3.74

Total Event-Driven	4,400,879	5,427,703	19.15
Global Macro
Argonaut Macro Partnership L.P.	880,000	840,977	2.97
Brevan Howard, L.P.	597,239	1,270,272	4.48
COMAC Global Macro Fund, L.P.	1,000,000	1,128,055	3.98
Prologue Delaware Feeder Fund L.P.	1,100,000	1,095,738	3.86

Total Global Macro	3,577,239	4,335,042	15.29
Hedged Equity
Ascend Partners Fund II L.P.	1,100,000	1,097,247	3.87
Atlas Global, LLC(a)	1,500,000	1,883,594	6.65
Indus Europe Fund L.P.	1,000,000	1,018,917	3.59
Karsch Capital II L.P.	1,000,000	983,137	3.47
Perry Partners, L.P.	55,556	68,557	0.24
PFM Diversified Fund, L.P.	1,500,000	1,732,296	6.11
SAC Multi-Strategy Fund L.P.	50,057	56,198	0.20

Total Hedged Equity	6,205,613	6,839,946	24.13
Managed Futures
BlueTrend Fund L.P. (Class A)	762,473	946,134	3.34

Total Managed Futures	762,473	946,134	3.34
Multi-Strategy
Amaranth Partners, L.L.C.	156,400	96,234	0.34
Goldman Sachs Investment Partners(a)	1,258,762	1,396,074	4.93
HBK SLV, LP	64,378	59,435	0.21
Millennium USA, LP	860,737	1,186,266	4.18

Total Multi-Strategy	2,340,277	2,738,009	9.66
Volatility
Ionic Capital Partners L.P.	880,000	833,030	2.94

Total Volatility	880,000	833,030	2.94

Total Investment Funds	22,513,933	26,813,173	94.59

Affiliated Registered Investment Company
PNC Advantage Institutional Money Market Fund Institutional Shares, 0.05% (b)	1,085,132	1,085,132	3.83

Total Investments	$23,599,065	27,898,305	98.42

Other Assets and Other Liabilities (Net)		447,579	1.58

Members’ Capital		$28,345,884	100.00%

See Notes to Schedule of Investments.

PNC Absolute Return Funds
Schedule of Investments (Continued) (Unaudited)
June 30, 2011

*	All Investment Funds are non-income producing. See Note 3 for additional information on liquidity of Investment Funds.

(a)	Fund investment fully or partially segregated to cover tender offers.

(b)	Rate shown is the 7-day effective yield as of June 30, 2011.
As of June 30, 2011, the fair value of the Master Fund’s investments by country as a percentage of Members’ capital is as follows:

Country	Cost	Value
Cayman Islands — 0.29%	$156,078	$83,119
United States — 98.13%	22,840,144	27,815,186

	$23,599,065	$27,898,305

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $23,599,065. Net unrealized appreciation on investments for tax purposes was $4,299,240 consisting of $4,866,712 of gross unrealized appreciation and $567,472 of gross unrealized depreciation.
The investments in Investment Funds shown above, representing 94.59% of Members’ capital, have been fair valued in accordance with procedures established by the Board.
See Notes to Schedule of Investments.

PNC Absolute Return Funds
Notes to Schedule of Investments (Unaudited)
June 30, 2011
1. Investment Valuation
The Master Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of Investment Funds as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund’s ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interest in the Investment Fund, the Master Fund determines the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.
Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange, and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), authoritative guidance on fair value measurements and disclosures establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund can access at the measurement date;

• Level 2	Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3	Inputs which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency, the ability to redeem at net asset value at the measurement

PNC Absolute Return Funds
Notes to Schedule of Investments (Continued) (Unaudited)
June 30, 2011
date and the existence or absence of certain restrictions at the measurement date. If the Master Fund has the ability to redeem from the investment at the measurement date or in the near-term (within one quarter of the measurement date) at net asset value, the investment is classified as a Level 2 fair value measurement. Alternatively, if the Master Fund will never have the ability to redeem at its option from the investment or is restricted from redeeming for an uncertain or extended period of time from the measurement date, the investment is classified as a Level 3 fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund’s investments are measured at June 30, 2011:

Investments by Investment Strategy	Level 1	Level 2	Level 3	Total

Investment Funds
Credit Based	$—	$3,457,347	$2,235,962	$5,693,309
Event-Driven	—	976,678	4,451,025	5,427,703
Global Macro	—	2,398,327	1,936,715	4,335,042
Hedged Equity	—	6,715,191	124,755	6,839,946
Managed Futures	—	946,134	—	946,134
Multi-Strategy	—	1,186,266	1,551,743	2,738,009
Volatility	—	833,030	—	833,030
Affiliated Registered Investment Company	1,085,132	—	—	1,085,132

Total Investments by Investment Strategy	$1,085,132	$16,512,973	$10,300,200	$27,898,305

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The Master Fund did not have any transfers between Level 1 and Level 2 during the three-month period ended June 30, 2011.
The following table summarizes the changes in fair value of the Master Fund’s Level 3 investments for the three-month period ended June 30, 2011.

			Change in
			unrealized			Net Level 3
	Balance as of	Realized gain /	appreciation /			transfers	Balance as of
Description	March 31, 2011	(loss)	depreciation	Purchases	Sales	in/(out)	June 30, 2011

Credit Based	$2,372,399	$9,106	$(50,002)	$—	$(95,541)	$—	$2,235,962
Event-Driven	3,630,735	80,433	(46,777)	1,000,000	(213,366)	—	4,451,025
Global Macro	872,521	—	(35,806)	1,100,000	—	—	1,936,715
Hedged Equity	149,901	3,664	(2,924)	130	(26,016)	—	124,755
Multi-Strategy	2,115,323	48,064	(89,571)	—	(522,073)	—	1,551,743

Total	$9,140,879	$141,267	$(225,080)	$2,100,130	$(856,996)	$—	$10,300,200

	Credit Based	Event-Driven	Global Macro	Hedged Equity	Multi-Strategy
Change in unrealized appreciation/depreciation included in earnings related to the securities still held at reporting date	$(50,002)	$(46,777)	$(35,806)	$(2,924)	$(89,571)
For the three-month period ended June 30, 2011, there have been no significant changes to the Master Fund’s fair valuation methodologies. The Master Fund did not hold any investments with unfunded commitments on June 30, 2011.

PNC Absolute Return Funds
Notes to Schedule of Investments (Continued) (Unaudited)
June 30, 2011
2. Security Transactions
Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.
3. Liquidity In Investment Funds
The following table summarizes the liquidity provisions related to the Master Fund’s investments in Investment Funds by investment strategy at June 30, 2011:

				Estimated
Investment Funds			Redemption	Remaining
by Investment Strategy	Fair Value	Redemption Period	Notice Period	Holding Period (2)

Credit Based (A)
Restricted (1)	$2,235,962	Annually - 3 years	90 days	7 - 12 months
Unrestricted	3,457,347	Quarterly	45 - 60 days	None

Event-Driven (B)
Restricted (1)	4,451,025	N/A	N/A	8 months
Unrestricted	976,678	Quarterly	90 days	None

Global Macro (C)
Restricted (1)	1,936,715	Quarterly	30 days	6 months
Unrestricted	2,398,327	Monthly	60 - 90 days	None

Hedged Equity (D)
Restricted (1)	124,755	N/A	N/A	Unknown
Unrestricted	6,715,191	Monthly - Quarterly	45 days	None

Managed Futures (E)
Unrestricted	946,134	Monthly	60 days	None

Multi-Strategy (F)
Restricted (1)	1,551,743	Quarterly	91 days	10 months
Unrestricted	1,186,266	Quarterly	90 days	None

Volatility (G)
Unrestricted	833,030	Quarterly	60 days	None

(1)	As of June 30, 2011, certain of these Investment Funds have notified the Master Fund of certain restrictions on liquidity which may include side pocket investments, suspended redemptions, restrictions from redeeming for an extended period of time from the measurement date or other restrictions. Certain other Investment Funds have redemption terms which inhibit liquidity for a period greater than 90 days.

(2)	Represents remaining holding period of locked-up Investment Funds or estimated remaining restriction period for illiquid investments such as side pockets and suspended redemptions. For some illiquid investments, the remaining holding period is unknown and is either stated in the table or excluded from the range shown for other investments in the strategy.

(A)	Credit based aims to generate return via positions in the credit sensitive areas of the fixed income markets which generally covers corporate, structured and mortgage debt. A myriad of securities can be utilized for expressing long or short positions including investment grade corporate bonds, high yield bonds, bank loans, mortgage-backed securities, asset-backed securities, CDS, etc. Most portfolios are structured to have low interest rate exposure and many funds attempt to achieve returns with low/moderate volatility.

PNC Absolute Return Funds
Notes to Schedule of Investments (Continued) (Unaudited)
June 30, 2011

(B)	Event-driven covers several major strategies that all rely upon defined corporate events including merger arbitrage, activist, special situations/restructuring and distressed/bankruptcy investing. While market exposure can vary depending on the strategy and implementation, typically there is some exposure to large market movements, changes in credit spreads, market illiquidity and increased volatility.

(C)	Global macro seeks to profit from broad trends in global markets across equities, fixed income, credit, currency and commodity markets through a discretionary trading style typically predicated upon analysis of macroeconomic factors. Global macro tends to have low correlation with other strategies and offers performance opportunities in a variety of market environments.

(D)	Hedged equity focuses on equity strategies with low/moderate market exposure. The strategy attempts to profit from active security selection and management of long/short exposure profile. The funds have a modest cyclical dependence on equity returns and are typically managed to be low/moderate volatility.

(E)	Managed futures aims to profit from broad trends or reversals in global markets across equities, fixed income, credit, currency and commodity markets through systematic trading strategies typically executed through very liquid financial instruments. Managed futures strategies tend to be characterized by higher volatility returns but the uncorrelated nature of those returns can provide a benefit to overall portfolio construction.

(F)	Multi-strategy is an investment style that offers flexibility to allocate assets dynamically across a wide variety of strategies based on the opportunity set in each strategy at a given point in time.

(G)	Volatility strategies cover a range of investment styles that focus on trading the volatility of securities in various asset classes including equity, fixed income, etc. The exposures can range from long, short or neutral to the direction of the volatility of a security or asset class.
For more information on the Master Fund’s policy regarding other significant accounting policies, please refer to the Master Fund’s most recent semi-annual or annual financial reports.
4. Investment in Affiliated Registered Investment Company
Pursuant to Securities and Exchange Commission rules, the Master Fund may invest in affiliated money market funds offered by PNC Funds and PNC Advantage Funds, each an investment management company registered under the 1940 Act for which the Manager acts as investment adviser. The total net sales of PNC Advantage Institutional Money Market Fund for the three-month period ended June 30, 2011 was $622,428.
5. Subsequent Events
Subsequent events have been evaluated through the date that the Schedule of Investments was issued. All subsequent events determined to be relevant and material to the Schedule of Investments have been appropriately recorded or disclosed.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) PNC Absolute Return Fund LLC

By (Signature and Title)*	/s/ Kevin A. McCreadie Kevin A. McCreadie, President
(Principal Executive Officer)

Date 8-24-11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie Kevin A. McCreadie, President
(Principal Executive Officer)

Date 8-24-11

By (Signature and Title)*	/s/ John Kernan John Kernan, Treasurer
(Principal Financial Officer)

Date 8-23-11

*	Print the name and title of each signing officer under his or her signature.